Consolidated statement of changes in equity (Parenthetical) $ in Millions	6 Months Ended
Jun. 30, 2024 USD ($)
HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss	$ 2,945
HSBC Holdings | Contingent convertible securities
Notional amount	1,500
Payments for debt issue costs	$ 15